Segment reporting (Details) - Schedule of revenues of both reportable segments - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment reporting (Details) - Schedule of revenues of both reportable segments [Line Items]
Total revenues	€ 33,035	€ 47,370	€ 19,087
Europe [Member]
Segment reporting (Details) - Schedule of revenues of both reportable segments [Line Items]
Total revenues	33,035	47,370	19,087
North America [Member]
Segment reporting (Details) - Schedule of revenues of both reportable segments [Line Items]
Total revenues